Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000245003
Shareholder Report [Line Items]
Fund Name	GGM Macro Alignment ETF
Trading Symbol	GGM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about GGM Macro Alignment ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regdocs.blugiant.com/ggm-macro-alignment-etf/. You can also request this information by contacting us at 1-800-966-9991.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-966-9991
Additional Information Website	https://regdocs.blugiant.com/ggm-macro-alignment-etf/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GGM Macro Alignment ETF	$72	0.74%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	GGM Macro Alignment ETF - NAV	S&P 500® Index
09/25/23	$10,000	$10,000
09/30/23	$9,792	$9,889
12/31/23	$10,641	$11,045
03/31/24	$11,007	$12,211
06/30/24	$11,023	$12,734
09/30/24	$11,847	$13,483
12/31/24	$11,160	$13,808
03/31/25	$10,537	$13,218
06/30/25	$10,683	$14,665
08/31/25	$10,936	$15,298

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 25, 2023)
GGM Macro Alignment ETF - NAV	-5.28%	4.74%
S&P 500® Index	15.88%	24.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 17,975,412
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 151,400
InvestmentCompanyPortfolioTurnover	467.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$17,975,412 Number of Portfolio Holdings5 Advisory Fee $151,400 Portfolio Turnover467%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Fixed Income	19.4%
Equity	79.0%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top Holdings (% of net assets)

Holding Name	% of Net Assets
First Trust Value Line Dividend Index Fund	20.2%
Utilities Select Sector SPDR Fund	20.0%
Energy Select Sector SPDR Fund	19.6%
SPDR Portfolio Long Term Treasury ETF	19.4%
Consumer Staples Select Sector SPDR Fund	19.2%

Updated Prospectus Web Address	https://regdocs.blugiant.com/ggm-macro-alignment-etf/